EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Pension Plan | UNITED STATES
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 47	$ 51
Interest cost	1,961	2,110
Expected return on plan assets	(2,705)	(2,998)
Amortization of:
Net (gain) loss	(18)	(26)
Prior service benefit	0	0
Curtailments, settlements and terminations, net	0	0
Foreign exchange impact and other	0	0
Net periodic pension cost (income)	(715)	(863)
Pension Plan | Foreign Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	1,015	1,295
Interest cost	3,079	2,952
Expected return on plan assets	(2,110)	(2,082)
Amortization of:
Net (gain) loss	13	(324)
Prior service benefit	(153)	(164)
Curtailments, settlements and terminations, net	0	(39)
Foreign exchange impact and other	0	23
Net periodic pension cost (income)	1,844	1,661
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	0
Interest cost	176	178
Expected return on plan assets	0	0
Amortization of:
Net (gain) loss	59	16
Prior service benefit	0	0
Curtailments, settlements and terminations, net	0	0
Foreign exchange impact and other	0	0
Net periodic pension cost (income)	$ 235	$ 194